Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Banking Activities (Tables) [Abstract]
Changes In Mortgage Servicing Rights Carried at Fair Value

	Year ended December 31,
(in millions)	2012	2011	2010
Fair value, beginning of year	$12,603	14,467	16,004
Adjustments from adoption of consolidation accounting guidance	-	-	(118)
Servicing from securitizations or asset transfers (1)	5,182	3,957	4,092
Sales	(293)	-	-
Net additions	4,889	3,957	3,974
Changes in fair value:
Due to changes in valuation model inputs or assumptions:
Mortgage interest rates (2)	(2,092)	(3,749)	(1,944)
Servicing and foreclosure costs (3)	(677)	(694)	(1,095)
Discount rates (4)	(397)	(150)	(387)
Prepayment estimates and other (5)	273	913	469
Net changes in valuation model inputs or assumptions	(2,893)	(3,680)	(2,957)
Other changes in fair value (6)	(3,061)	(2,141)	(2,554)
Total changes in fair value	(5,954)	(5,821)	(5,511)
Fair value, end of year	$11,538	12,603	14,467

  The year ended December 31, 2012, includes $315 million residential MSRs transferred from amortized MSRs that we elected to carry at fair value effective January 1, 2012.
  Primarily represents prepayment speed changes due to changes in mortgage interest rates, but also includes other valuation changes due to changes in mortgage interest rates (such as changes in estimated interest earned on custodial deposit balances).
  Includes costs to service and unreimbursed foreclosure costs.
  Reflects discount rate assumption change, excluding portion attributable to changes in mortgage interest rates; the year ended December 31, 2012, change predominantly reflects increased capital return requirements from market participants.
  Represents changes driven by other valuation model inputs or assumptions including prepayment speed estimation changes and other assumption updates. Prepayment speed estimation changes are influenced by observed changes in borrower behavior that occur independent of interest rate changes.
  Represents changes due to collection/realization of expected cash flows over time.

Changes In Amortized Mortgage Servicing Rights

	Year ended December 31,
(in millions)	2012	2011	2010
Balance, beginning of year	$1,445	1,422	1,119
Adjustments from adoption of consolidation accounting guidance	-	-	(5)
Purchases	177	155	58
Servicing from securitizations or asset transfers (1)	(229)	132	478
Amortization (2)	(233)	(264)	(228)
Balance, end of year (2)	1,160	1,445	1,422
Valuation allowance:
Balance, beginning of year	(37)	(3)	-
Reversal of provision (provision) for MSRs in excess of fair value	37	(34)	(3)
Balance, end of year (3)	-	(37)	(3)
Amortized MSRs, net	$1,160	1,408	1,419
Fair value of amortized MSRs:
Beginning of year	$1,756	1,812	1,261
End of year (4)	1,400	1,756	1,812

  The year ended December 31, 2012, is net of $350 million ($313 million after valuation allowance) of residential MSRs that we elected to carry at fair value effective January 1, 2012. A cumulative adjustment of $2 million to fair value was recorded in retained earnings at January 1, 2012.
  Includes $350 million and $400 million in residential amortized MSRs at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011 and 2010, the residential MSR amortization was $(50) million and $(5) million, respectively.
  Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $37 million and $3 million was recorded on the residential amortized MSRs for the years ended December 31, 2011 and 2010, respectively. For the year ended December 31, 2012, valuation allowance of $37 million for residential MSRs was reversed upon election to carry at fair value.
  Includes fair value of $316 million and $441 million in residential amortized MSRs and $1,440 million and $1,371 million in commercial amortized MSRs at December 31, 2011 and 2010, respectively. The December 31, 2012, balance is all commercial amortized MSRs.

Components of Managed Servicing Portfolio

	December 31,
(in billions)	2012	2011
Residential mortgage servicing:
Serviced for others	$1,498	1,456
Owned loans serviced	368	358
Subservicing	7	8
Total residential servicing	1,873	1,822
Commercial mortgage servicing:
Serviced for others	408	398
Owned loans serviced	106	106
Subservicing	13	14
Total commercial servicing	527	518
Total managed servicing portfolio	$2,400	2,340
Total serviced for others	$1,906	1,854
Ratio of MSRs to related loans serviced for others	0.67%	0.76

Components of Mortgage Banking Noninterest Income

	Year ended December 31,
(in millions)	2012	2011	2010
Servicing income, net:
Servicing fees
Contractually specified servicing fees	$4,626	4,611	4,566
Late charges	257	298	360
Ancillary fees	342	354	434
Unreimbursed direct servicing costs (1)	(1,234)	(1,119)	(763)
Net servicing fees	3,991	4,144	4,597
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (2)	(2,893)	(3,680)	(2,957)
Other changes in fair value (3)	(3,061)	(2,141)	(2,554)
Total changes in fair value of MSRs carried at fair value	(5,954)	(5,821)	(5,511)
Amortization	(233)	(264)	(228)
Provision for MSRs in excess of fair value	-	(34)	(3)
Net derivative gains from economic hedges (4)	3,574	5,241	4,485
Total servicing income, net	1,378	3,266	3,340
Net gains on mortgage loan origination/sales activities	10,260	4,566	6,397
Total mortgage banking noninterest income	$11,638	7,832	9,737
Market-related valuation changes to MSRs, net of hedge results (2) + (4)	$681	1,561	1,528

  Primarily associated with foreclosure expenses and certain interest costs.
  Refer to the changes in fair value of MSRs table in this Note for more detail.
  Represents changes due to collection/realization of expected cash flows over time.
  Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 16 – Free-Standing Derivatives for additional discussion and detail.

Liability for Mortgage Loan Repurchase Losses

	Year ended December 31,
(in millions)	2012	2011	2010
Balance, beginning of year	$1,326	1,289	1,033
Provision for repurchase losses:
Loan sales	275	101	144
Change in estimate (1)	1,665	1,184	1,474
Total additions	1,940	1,285	1,618
Losses	(1,060)	(1,248)	(1,362)
Balance, end of year	$2,206	1,326	1,289

  Results from such factors as changes in investor demand and mortgage insurer practices, credit deterioration and changes in the financial stability of correspondent lenders.